SHAREHOLDERS' EQUITY (Other) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2013 Warrants J [Member]	Dec. 31, 2013 Warrants J [Member] ILS	Dec. 31, 2013 Warrants 7 [Member] ILS	Dec. 31, 2013 Series 9 [Member]
SHAREHOLDERS' EQUITY [Abstract]
Capital notes				8,400,000
Treasury stock, shares				86,667	86,667
Proceeds on account of shareholders' equity	$ 38,956	$ 104,690	$ 22,653
Proceeds from exercise of warrants	$ 19,000
Class of Warrant or Right [Line Items]
Shares issuable for warrants						1,700,000	1,700,000	1,900,000
Exercise price						25.50	25.50	28.59	7.33
Shares called by each warrant						1	1	1
Common stock, par value				15.00	15.00		15.00	15.00
Warrants outstanding									5,500,000